THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
("LINCOLN LIFE")
MULTI-FUND VARIABLE ANNUITY CONTRACTS
LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT DATED MARCH 10, 2000
TO THE PROSPECTUS DATED MAY 1, 1999

AS REVISED AUGUST 23, 1999

This supplement describes certain changes to the VARIABLE ANNUITY ACCOUNT ("VAA"), available for allocation of PURCHASE PAYMENTS under the Multi-Fund Variable Annuity Contracts noted above (the "Contracts"). Please retain this supplement with your Contract prospectus for your reference. Unless otherwise stated, italicized terms have the same definitions as in the prospectus.

ADDITIONS TO THE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

ON OR ABOUT MAY 22, 2000, five additional investment options (each a "New Fund" and together the "New Funds") will be available under the Contracts. At that time, the New Funds may not be available in all states. Please contact your investment dealer for current information. The New Funds are listed below:

    Alliance Variable Products Series Fund (Class B):
      Alliance Growth Portfolio
      Alliance Technology Portfolio
    American Variable Insurance Series (Class 2):
      AVIS Growth Fund
      AVIS International Fund
    Delaware Group Premium Fund
      DGPF REIT Series

EXPENSE TABLES.

All Expense Table information regarding Summary of contractowner expenses, Annual contract fee, and VAA annual expenses also applies to the New Funds. The following Expense Table information regarding the New Funds should be added to the annual expenses of the funds for the year-ended December 31, 1998 included in the Contract prospectus:

                                    MANAGEMENT                                        OTHER                       TOTAL FUND
                                    FEES                                              EXPENSES                    EXPENSES
                                    (AFTER ANY                                        (AFTER ANY                  (AFTER ANY
                                    WAIVER/                     12B-1                 WAIVER/                     WAIVER/
                                    REIMBURSEMENTS)      +      FEES           +      REIMBURSEMENTS)      =      REIMBURSEMENTS)
  -------------------------------------------------------------------------------------------------------------------------------
  Alliance Growth Portfolio
  (class B)                         0.75%                       0.25%                 0.12%                       1.12%
  -------------------------------------------------------------------------------------------------------------------------------
  Alliance Technology
  Portfolio(class B)(1)             0.81                        0.25                  0.14                        1.20
  -------------------------------------------------------------------------------------------------------------------------------
  AVIS Growth (class 2)             0.40                        0.25                  0.01                        0.66
  -------------------------------------------------------------------------------------------------------------------------------
  AVIS International (class 2)      0.57                        0.25                  0.09                        0.91
  -------------------------------------------------------------------------------------------------------------------------------
  DGPF REIT Series(2)               0.64                        0.00                  0.21                        0.85
  -------------------------------------------------------------------------------------------------------------------------------

(1) Management Fees are stated net of waivers and/or reimbursements. Absent fee waivers and/or reimbursements, the fee paid to Alliance by the Portfolio, as a percentage of average net assets, would have been: 1.00% for Technology.

(2) The REIT Series commenced operations on May 1, 1998. Expenses shown are based on annualized amounts. Actual expenses may be greater or less than shown. For the fiscal year ended December 31, 1998, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 1.02% for REIT Series. The investment adviser for the REIT Series is Delaware Management Company, Inc. ("Delaware Management"). Effective May 1, 1999 through October 31, 1999, the investment advisers for the Series of DGPF have agreed to voluntarily waive their management fees and reimburse each Series for expenses to the extent that total expenses will not exceed 0.85% for the REIT Series. The fee ratio shown has been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 1999. The declaration of a voluntary expense limitation does not bind the investment adviser to declare future expense limitations with respect to this Fund. Pursuant to a vote of the Fund's shareholders on March 17, 1999, a new management fee structure based on average daily net assets was approved. The above ratios have been restated to reflect the new management fee structure which took place on May 1, 1998.

THE NEW FUNDS: Information about the New Funds, including their investment objectives and investment management, is contained below:

ALLIANCE GROWTH PORTFOLIO (CLASS B) -- Seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time. Alliance Capital Management, L.P. serves as the Fund's investment advisor.

ALLIANCE TECHNOLOGY PORTFOLIO (CLASS B) -- Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). Alliance Capital Management, L.P. serves as the Fund's investment advisor.

AVIS GROWTH FUND (CLASS 2) -- Seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment advisor.

AVIS INTERNATIONAL FUND (CLASS 2) -- Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment advisor.

DGPF REIT SERIES -- Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies. Delaware Management Company serves as the Fund's investment advisor.

Some advisors and/or distributors, or an affiliate may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).

ADDITIONAL INFORMATION ABOUT THE NEW FUNDS, THEIR INVESTMENT POLICIES, RISKS, FEES AND EXPENSES AND ALL OTHER ASPECTS OF THEIR OPERATIONS, CAN BE FOUND IN THE PROSPECTUSES FOR THE NEW FUNDS, WHICH WILL BE AVAILABLE FROM LINCOLN LIFE ON OR BEFORE MAY 22, 2000. THESE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. THERE IS NO ASSURANCE THAT ANY NEW FUND WILL ACHIEVE ITS STATED OBJECTIVES.

ACQUISITIONS AND SALES OF SUBSIDIARIES -- In October 1999, the Company and LNY transferred a block of direct individual disability income business to MetLife. Under the indemnity reinsurance agreement, MetLife will provide administrative services and assume liability for the Company's approximately $65 million of annual disability income premium. At closing, the Company transferred cash equal to statutory reserves, net of ceding commissions of approximately $500 million.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

MULTI-FUND VARIABLE ANNUITY CONTRACTS
LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT DATED MARCH 10, 2000 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999 AS
AMENDED JULY 1, 1999

This supplement provides performance information in conjunction with certain changes to the VARIABLE ANNUITY ACCOUNT ("VAA") available for allocation of PURCHASE PAYMENTS under the Multi-Fund Variable Annuity Contracts noted above (the "Contracts"). Please retain this supplement with your Contract Statement of Additional Information for your reference. Unless otherwise stated, italicized terms have the same definitions as in the prospectus.

ON OR ABOUT MAY 22, 2000, FIVE ADDITIONAL INVESTMENT OPTIONS WILL BE AVAILABLE UNDER THE CONTRACTS: ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B): ALLIANCE GROWTH PORTFOLIO AND ALLIANCE TECHNOLOGY PORTFOLIO; AMERICAN VARIABLE INSURANCE SERIES (CLASS 2): AVIS GROWTH FUND AND AVIS INTERNATIONAL FUND; AND DELAWARE GROUP PREMIUM FUND: DELAWARE PREMIUM REIT SERIES (TOGETHER THE "NEW FUNDS"). EACH NEW FUND IS AVAILABLE THROUGH A NEW SUBACCOUNT IN THE VAA. ADDITIONAL INFORMATION ABOUT THE NEW FUNDS, THEIR INVESTMENT POLICIES, RISKS, FEES AND EXPENSES AND ALL OTHER ASPECTS OF THEIR OPERATIONS, CAN BE FOUND IN THE PROSPECTUSES FOR THE NEW FUNDS, WHICH WILL BE AVAILABLE FROM LINCOLN LIFE ON OR BEFORE MAY 22, 2000. THESE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. THERE IS NO ASSURANCE THAT ANY NEW FUND WILL ACHIEVE ITS STATED OBJECTIVE.

The following performance information should be added to the performance information included in the Contract Statement of Additional Information.

SUBACCOUNT PERFORMANCE
The Average Annual Total Return is not available for the new subaccounts, because they will not commence operations until approximately May 22, 2000.

HISTORICAL FUND PERFORMANCE ADJUSTED FOR VAA AND CONTRACT FEES AND CHARGES. Performance information for the periods prior to the date the subaccounts commenced operations will be calculated based on the performance of the New Funds and the assumption that the subaccounts were in existence for the same periods as those indicated for the New Funds, with the Contract charges that were in effect during the time periods shown. THIS PERFORMANCE INFORMATION IS REFERRED TO AS NONSTANDARDIZED PERFORMANCE DATA. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF A CONTRACT WILL FLUCTUATE SO THAT THE CONTRACTOWNER'S INVESTMENT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

The following information is hereby added to the Nonstandard performance data -- Subaccounts of Account C (contracts without EGMDB) table:

  TYPE OF                                   SUBACCOUNTS
  PERFORMANCE                               ALLIANCE     ALLIANCE    AVIS      AVIS           DGPF
  DATA                                      GROWTH       TECHNOLOGY  GROWTH    INTERNATIONAL  REIT
  ----------------------------------------------------------------------------------------------------
  Monthly
  12/31/98                                  9.3%         21.0%       10.7%     4.8%           0.5%
  ----------------------------------------------------------------------------------------------------
  Year-to-date
  12/31/98                                  27.1         61.8        33.9      19.7           (9.6)
  ----------------------------------------------------------------------------------------------------
  Yearly
  (12/31/98)                                27.1         61.8        33.9      19.7           N/A
  ----------------------------------------------------------------------------------------------------
  3-Year
  Annualized                                27.5         N/A         24.4      14.4           N/A
  ----------------------------------------------------------------------------------------------------
  5-Year
  Annualized                                N/A          N/A         20.3      10.9           N/A
  ----------------------------------------------------------------------------------------------------
  10-year
  Annualized                                N/A          N/A         17.7      N/A            N/A
  ----------------------------------------------------------------------------------------------------
  Lifetime                                  28.1         23.1        16.3      10.0           (9.6)
  ----------------------------------------------------------------------------------------------------
  As if commenced                           09/15/94     01/11/96    02/08/84  05/01/90       05/01/98
  ----------------------------------------------------------------------------------------------------

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